July 29, 2024

Staff, U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price International Funds, Inc. (the “Registrant”)
 on behalf of the following class:

  T. Rowe Price International Disciplined Equity Fund – I Class (the “Acquiring Fund”)

 File No.: 333-279781

Dear Mr. Greenspan and Mr. Kernan:

On behalf of the Acquiring Fund, we are hereby filing. Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrants’ Registration Statement on Form N-14 (the “Registration Statement”) under Section 8(a) of the Securities Act of 1933 The Registration Statement contains a combined prospectus and information statement relating to the reorganization of the T. Rowe Price Institutional International Disciplined Equity Fund into the I Class of the Acquiring Fund. This filing reflects changes made in response to comments provided by Daniel Greenspan and John Kernan and updates to certain information since the initial filing.

We also intend to file a request for acceleration shortly after this filing.

If you have any questions about this filing, please email me at vicki.booth@troweprice.com.

Sincerely,

/s/Vicki S.Booth
Vicki S. Booth, Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.